Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances [Abstract]
Scheduel of Amount due from related parties	Amount due to related parties
Name of			As of June 30,
related parties	Relationship	Nature of transactions	2023	2024
			HKD	HKD	US$
BAO	Mr. Lee is a sole director and shareholder	BAO provides management services (human resources and consultation) to the Company. BAO is also reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$18,623	$2,422	$310
Amount due to a director
Name of		As of June 30,
related parties	Nature of transactions	2023	2024
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$32,451	$39,591	$5,070